Cash and cash equivalents (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Cash and cash equivalents
Summary of cash and cash equivalents

	As of March 31,
	2021	2020
Cash on hand	$42	$187
Bank balances	17,453,318	11,931,527
Total	$17,453,360	$11,931,714

	As of March 31,
	2019	2018
Cash on hand	$110	$2,662
Bank balances	10,362,173	4,893,405
Total	$10,362,283	$4,896,067